LGBTQ + ESG100 ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.1%
Bermuda - 0.9%
Professional Services - 0.9%
IHS Markit Ltd. - ADR	318	$37,155
Total Bermuda		37,155

United States - 98.2%
Aerospace & Defense - 0.7%
Raytheon Technologies Corp.	306	26,607
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. - Class B	168	32,148
Airlines - 0.3%
Southwest Airlines Co. (a)	222	11,215
Automobiles - 6.2%
General Motors Co. (a)	330	18,757
Tesla, Inc. (a)	336	230,899
Total Automobiles		249,656
Banks - 1.8%
JPMorgan Chase & Co.	318	48,266
US Bancorp	402	22,327
Total Banks		70,593
Beverages - 1.3%
Coca-Cola Co.	894	50,985
Biotechnology - 3.1%
AbbVie, Inc.	408	47,450
Amgen, Inc.	150	36,231
Biogen, Inc. (a)	60	19,604
Vertex Pharmaceuticals, Inc. (a)	108	21,771
Total Biotechnology		125,056
Capital Markets - 5.1%
CME Group, Inc.	162	34,365
Goldman Sachs Group, Inc.	72	26,991
Moody's Corp.	102	38,352
Morgan Stanley	300	28,794
Northern Trust Corp.	186	20,990
S&P Global, Inc.	66	28,296
T Rowe Price Group, Inc.	138	28,174
Total Capital Markets		205,962
Chemicals - 4.3%
Air Products and Chemicals, Inc.	102	29,685
DuPont de Nemours, Inc.	282	21,164
Eastman Chemical Co.	198	22,319
Ecolab, Inc.	102	22,525
International Flavors & Fragrances, Inc.	318	47,903
PPG Industries, Inc.	168	27,471
Total Chemicals		171,067
Communications Equipment - 0.7%
Cisco Systems, Inc.	534	29,568
Containers & Packaging - 0.8%
Ball Corp.	384	31,058
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	1,278	35,848
Verizon Communications, Inc.	894	49,867
Total Diversified Telecommunication Services		85,715
Electric Utilities - 2.9%
Duke Energy Corp.	432	45,408
Exelon Corp.	750	35,100
Southern Co.	552	35,256
Total Electric Utilities		115,764
Entertainment - 2.3%
Electronic Arts, Inc.	168	24,186
Netflix, Inc. (a)	60	31,054
Walt Disney Co. (a)	204	35,908
Total Entertainment		91,148
Food Products - 1.4%
Hershey Co.	210	37,565
Tyson Foods, Inc. - Class A	276	19,723
Total Food Products		57,288
Health Care Equipment & Supplies - 4.2%
Becton Dickinson and Co.	168	42,966
Boston Scientific Corp. (a)	600	27,360
Danaher Corp.	180	53,548
Stryker Corp.	168	45,518
Total Health Care Equipment & Supplies		169,392
Health Care Providers & Services - 5.7%
Anthem, Inc.	66	25,345
Cardinal Health, Inc.	384	22,802
Centene Corp. (a)	300	20,583
Cigna Corp.	90	20,654
CVS Health Corp.	360	29,650
Humana, Inc.	66	28,107
Laboratory Corp of America Holdings (a)	90	26,653
UnitedHealth Group, Inc.	132	54,413
Total Health Care Providers & Services		228,207
Health Care Technology - 0.8%
Cerner Corp.	414	33,281
Hotels, Restaurants & Leisure - 2.2%
Marriott International, Inc. - Class A (a)	108	15,766
Starbucks Corp.	582	70,672
Total Hotels, Restaurants & Leisure		86,438
Household Durables - 0.4%
Whirlpool Corp.	78	17,280
Industrial Conglomerates - 0.9%
3M Co.	174	34,442
Interactive Media & Services - 4.3%
Alphabet, Inc. - Class C (a)	24	64,906
Alphabet, Inc. - Class A (a)	18	48,501
Facebook, Inc. - Class A (a)	162	57,721
Total Interactive Media & Services		171,128
Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc. (a)	42	139,759
Etsy, Inc. (a)	138	25,324
Total Internet & Direct Marketing Retail		165,083
IT Services - 8.5%
Akamai Technologies, Inc. (a)	162	19,427
Automatic Data Processing, Inc.	168	35,218
Broadridge Financial Solutions, Inc.	216	37,474
Fidelity National Information Services, Inc.	168	25,040
Fiserv, Inc. (a)	426	49,037
Mastercard, Inc. - Class A	150	57,891
PayPal Holdings, Inc. (a)	192	52,902
Visa, Inc. - Class A	258	63,568
Total IT Services		340,557
Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific, Inc.	84	45,361
Machinery - 0.6%
Cummins, Inc.	102	23,674
Media - 0.4%
Omnicom Group, Inc.	246	17,914
Metals & Mining - 0.5%
Newmont Corp.	342	21,484
Multiline Retail - 0.9%
Target Corp.	144	37,591
Multi-Utilities - 1.6%
NiSource, Inc.	1,584	39,236
Sempra Energy	186	24,301
Total Multi-Utilities		63,537
Personal Products - 1.2%
Estee Lauder Cos., Inc. - Class A	144	48,072
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	486	32,985
Eli Lilly & Co.	174	42,369
Total Pharmaceuticals		75,354
Real Estate Management & Development - 0.7%
CBRE Group, Inc. - Class A (a)	282	27,202
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (a)	216	22,937
Applied Materials, Inc.	138	19,310
Intel Corp.	396	21,273
NVIDIA Corp.	264	51,478
Texas Instruments, Inc.	144	27,449
Total Semiconductors & Semiconductor Equipment		142,447
Software - 11.0%
Adobe, Inc. (a)	60	37,298
Autodesk, Inc. (a)	78	25,048
Intuit, Inc.	66	34,978
Microsoft Corp.	444	126,500
NortonLifeLock, Inc.	630	15,636
salesforce.com, Inc. (a)	120	29,032
ServiceNow, Inc. (a)	294	172,840
Total Software		441,332
Specialty Retail - 2.7%
Best Buy Co, Inc.	174	19,549
Home Depot, Inc.	162	53,167
TJX Cos, Inc.	528	36,331
Total Specialty Retail		109,047
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	924	134,775
HP, Inc.	462	13,338
Total Technology Hardware, Storage & Peripherals		148,113
Textiles, Apparel & Luxury Goods - 2.4%
NIKE, Inc. - Class B	342	57,289
VF Corp.	462	37,052
Total Textiles, Apparel & Luxury Goods		94,341
Wireless Telecommunication Services - 1.1%
T-Mobile US, Inc. (a)	300	43,206
Total United States		3,938,313
TOTAL COMMON STOCKS (Cost $3,775,447)		3,975,468

Real Estate Investment Trusts (REITs) - 0.7%
United States - 0.7%
Iron Mountain, Inc.	606	26,519
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $26,611)		26,519

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 0.03% (b)	9,024	9,024
TOTAL SHORT-TERM INVESTMENTS (Cost $9,024)		9,024

Total Investments (Cost $3,811,082) - 100.0%		4,011,011
Other Assets in Excess of Liabilities - 0.0%		843
TOTAL NET ASSETS - 100.0%		$4,011,854

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Rate reflects annualized seven-day yield on July 31, 2021.

The industry classifications listed above are in accordance with Global Industry Classification
Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC ("S&P").

LGBTQ + ESG100 ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by LGBTQ + ESG100 ETF (the “Fund”) which is a series of Procure ETF Trust I (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on June 11, 2019. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”) or the board designee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of July 31, 2021, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

	Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liabilities and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents a summary of the Fund’s investments in securities, at fair value, as of July 31, 2021:

LGBTQ + ESG100 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,975,468	$—	$—	$3,975,468
Real Estate Investment Trusts (REITs)	26,519	—	—	26,519
Short Term Investments	9,024	—	—	9,024
Total Investments in Securities	$4,011,011	$—	$—	$4,011,011

^ See Schedule of Investments for classifications by country and industry.